Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - XXX
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2026010526	XXX		XXX	XXX	XXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXX	Note Date: XXX; Lien Position: XXX					Reviewer Comment (XXX): Documentation provided; exception cleared. Buyer Comment (XXX): XXX	XXX XXX			1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	XXX	XXX		D	A	A	A	A	A	D	A		N/A	No
XXX	2026010542	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus XXX% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXX	2026010542	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXX	2026010542	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception provided for priority of common expense assessments.	Borrower has been employed in the same industry for more than XXX years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than XXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The representative FICO score exceeds the guideline minimum by at least XXX points.	$XXX residual income. XXX months reserves. Fico is XXX points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B	A	A	A	A	Non QM	Non QM	No